Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Gross loans	$ 165,339	$ 138,084
Commercial Real Estate Construction [Member]
Gross loans		173
Commercial Real Estate Construction [Member] | Risk Grade 1 (Excellent) and Grade 2 (Good) [Member]
Gross loans
Commercial Real Estate Construction [Member] | Risk Grade 3 (Satisfactory) [Member]
Gross loans
Commercial Real Estate Construction [Member] | Risk Grade 4 (Acceptable) [Member]
Gross loans
Commercial Real Estate Construction [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans
Commercial Real Estate Construction [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans		173
Commercial Real Estate Construction [Member] | Risk Grade 7 (Doubtful) [Member]
Gross loans
Commercial Real Estate Construction [Member] | Risk Grade 8 (Loss) [Member]
Gross loans
Commercial Real Estate Other [Member]
Gross loans		51,726
Commercial Real Estate Other [Member] | Risk Grade 1 (Excellent) and Grade 2 (Good) [Member]
Gross loans
Commercial Real Estate Other [Member] | Risk Grade 3 (Satisfactory) [Member]
Gross loans		16,187
Commercial Real Estate Other [Member] | Risk Grade 4 (Acceptable) [Member]
Gross loans		27,789
Commercial Real Estate Other [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans		4,835
Commercial Real Estate Other [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans		2,915
Commercial Real Estate Other [Member] | Risk Grade 7 (Doubtful) [Member]
Gross loans
Commercial Real Estate Other [Member] | Risk Grade 8 (Loss) [Member]
Gross loans
Commercial Non Real Estate [Member]
Gross loans	19,000	12,451
Commercial Non Real Estate [Member] | Risk Grade 1 (Excellent) and Grade 2 (Good) [Member]
Gross loans
Commercial Non Real Estate [Member] | Risk Grade 3 (Satisfactory) [Member]
Gross loans		5,602
Commercial Non Real Estate [Member] | Risk Grade 4 (Acceptable) [Member]
Gross loans		6,699
Commercial Non Real Estate [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans		45
Commercial Non Real Estate [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans		105
Commercial Non Real Estate [Member] | Risk Grade 7 (Doubtful) [Member]
Gross loans
Commercial Non Real Estate [Member] | Risk Grade 8 (Loss) [Member]
Gross loans
Orginated Loans and Leases [Member]
Gross loans	136,197
Orginated Loans and Leases [Member] | Commercial Real Estate Construction [Member]
Gross loans	1,443
Orginated Loans and Leases [Member] | Commercial Real Estate Construction [Member] | Risk Grade 4 (Acceptable) [Member]
Gross loans	1,443
Orginated Loans and Leases [Member] | Commercial Real Estate Other [Member]
Gross loans	46,308
Orginated Loans and Leases [Member] | Commercial Real Estate Other [Member] | Risk Grade 3 (Satisfactory) [Member]
Gross loans	13,565
Orginated Loans and Leases [Member] | Commercial Real Estate Other [Member] | Risk Grade 4 (Acceptable) [Member]
Gross loans	21,757
Orginated Loans and Leases [Member] | Commercial Real Estate Other [Member] | Risk Grade 4 (Acceptable) and Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans	3,553
Orginated Loans and Leases [Member] | Commercial Real Estate Other [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans	6,040
Orginated Loans and Leases [Member] | Commercial Real Estate Other [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans	1,393
Orginated Loans and Leases [Member] | Commercial Non Real Estate [Member]
Gross loans	14,544
Orginated Loans and Leases [Member] | Commercial Non Real Estate [Member] | Risk Grade 1 (Excellent) and Grade 2 (Good) [Member]
Gross loans	31
Orginated Loans and Leases [Member] | Commercial Non Real Estate [Member] | Risk Grade 3 (Satisfactory) [Member]
Gross loans	6,088
Orginated Loans and Leases [Member] | Commercial Non Real Estate [Member] | Risk Grade 4 (Acceptable) [Member]
Gross loans	7,538
Orginated Loans and Leases [Member] | Commercial Non Real Estate [Member] | Risk Grade 4 (Acceptable) and Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans	252
Orginated Loans and Leases [Member] | Commercial Non Real Estate [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans	635
Acquired Loans [Member]
Gross loans	29,142
Acquired Loans [Member] | Commercial Real Estate Construction [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Construction [Member] | Risk Grade 1 (Excellent) and Grade 2 (Good) [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Construction [Member] | Risk Grade 3 (Satisfactory) [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Construction [Member] | Risk Grade 4 (Acceptable) [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Construction [Member] | Risk Grade 4 (Acceptable) and Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Construction [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Construction [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Construction [Member] | Risk Grade 7 (Doubtful) [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Construction [Member] | Risk Grade 8 (Loss) [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Other [Member]
Gross loans	15,950
Acquired Loans [Member] | Commercial Real Estate Other [Member] | Risk Grade 1 (Excellent) and Grade 2 (Good) [Member]
Gross loans	280
Acquired Loans [Member] | Commercial Real Estate Other [Member] | Risk Grade 3 (Satisfactory) [Member]
Gross loans	2,696
Acquired Loans [Member] | Commercial Real Estate Other [Member] | Risk Grade 4 (Acceptable) [Member]
Gross loans	10,905
Acquired Loans [Member] | Commercial Real Estate Other [Member] | Risk Grade 4 (Acceptable) and Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans	337
Acquired Loans [Member] | Commercial Real Estate Other [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans	1,176
Acquired Loans [Member] | Commercial Real Estate Other [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans	547
Acquired Loans [Member] | Commercial Real Estate Other [Member] | Risk Grade 7 (Doubtful) [Member]
Gross loans	9
Acquired Loans [Member] | Commercial Real Estate Other [Member] | Risk Grade 8 (Loss) [Member]
Gross loans
Acquired Loans [Member] | Commercial Non Real Estate [Member]
Gross loans	4,361
Acquired Loans [Member] | Commercial Non Real Estate [Member] | Risk Grade 1 (Excellent) and Grade 2 (Good) [Member]
Gross loans	1,188
Acquired Loans [Member] | Commercial Non Real Estate [Member] | Risk Grade 3 (Satisfactory) [Member]
Gross loans	876
Acquired Loans [Member] | Commercial Non Real Estate [Member] | Risk Grade 4 (Acceptable) [Member]
Gross loans	970
Acquired Loans [Member] | Commercial Non Real Estate [Member] | Risk Grade 4 (Acceptable) and Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans	21
Acquired Loans [Member] | Commercial Non Real Estate [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans	1,150
Acquired Loans [Member] | Commercial Non Real Estate [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans	156
Acquired Loans [Member] | Commercial Non Real Estate [Member] | Risk Grade 7 (Doubtful) [Member]
Gross loans	0
Acquired Loans [Member] | Commercial Non Real Estate [Member] | Risk Grade 8 (Loss) [Member]
Gross loans	$ 0